Share-based awards	12 Months Ended
Mar. 31, 2021
Share-based awards
Share-based awards

8.    Share-based awards

Share-based awards such as RSUs, incentive and non-statutory stock options, restricted shares, dividend equivalents, share appreciation rights and share payments may be granted to any directors, employees and consultants of the Company or affiliated companies under equity incentive plans adopted since the inception of the Company. Currently, the 2014 Post-IPO Equity Incentive Plan (the “2014 Plan”), which was adopted in September 2014 and has a ten-year term, is in effect and governs the terms of the awards. If an award under the previous plan terminates, expires or lapses, or is canceled for any reason, ordinary shares subject to the award become available for the grant of a new award under the 2014 Plan. Starting from April 1, 2015 and on each anniversary thereof, an additional amount equal to the lesser of (A) 200,000,000 ordinary shares (previously 25,000,000 ordinary shares before the Share Subdivision as detailed in Note 2(a)), and (B) such lesser number of ordinary shares as determined by the board of directors becomes available for the grant of a new award under the 2014 Plan. All share-based awards granted under the 2014 Plan are subject to dilution protection should the capital structure of the Company be affected by a share split, reverse share split, share dividend or other dilutive action. As of March 31, 2021, the number of shares authorized but unissued was 276,575,864 ordinary shares.

Share-based awards granted are generally subject to a four-year vesting schedule as determined by the administrator of the plans. Depending on the nature and the purpose of the grant, share-based awards generally vest 25% or 50% upon the first or second anniversary of the vesting commencement date, respectively, as provided in the award agreements, and 25% every year thereafter. Share-based awards granted to the senior management members of the Company are generally subject to a vesting period of up to six years. No outstanding share-based awards will be vested or exercisable after the expiry of a period of up to ten years from the date of grant.

Following the Share Subdivision and the ADS Ratio Change that became effective on July 30, 2019 as detailed in Note 2 (a), each ordinary share was subdivided into eight ordinary shares and each ADS represents eight ordinary shares. Pro-rata adjustments have been made to the number of ordinary shares underlying each RSU and share option granted, so as to give the participants the same proportion of the equity that they would have been entitled to prior to the Share Subdivision. Prior to July 30, 2019, one ordinary share was issuable upon the vesting of one outstanding RSU or the exercise of one outstanding share option, respectively. Subsequent to the Share Subdivision, eight ordinary shares are issuable upon the vesting of one outstanding RSU or the exercise of one outstanding share option, respectively. The Share Subdivision has no impact on the number of RSUs, the number of share options, the weighted average grant date fair value per RSU and the weighted average exercise price per share option as stated below.

8.    Share-based awards (Continued)

(a)  RSUs relating to ordinary shares of the Company

A summary of the changes in the RSUs relating to ordinary shares granted by the Company during the year ended March 31, 2021 is as follows:

		Weighted-
		average
	Number	grant date
	of RSUs	fair value
		US$
Awarded and unvested as of April 1, 2020	65,458,962	159.66
Granted	27,991,107	226.01
Vested	(25,778,912)	147.40
Canceled/forfeited	(4,307,920)	185.69
Awarded and unvested as of March 31, 2021	63,363,237	192.19
Expected to vest as of March 31, 2021 (i)	52,458,305	191.21

(i)	RSUs expected to vest are the result of applying the pre-vesting forfeiture rate assumptions to total outstanding RSUs.

As of March 31, 2021, there were RMB27,435 million of unamortized compensation costs related to all outstanding RSUs, net of expected forfeitures and after re-measurement applicable to the awards granted to non-employees before the adoption of ASU 2018-07 on April 1, 2019. These amounts are expected to be recognized over a weighted average period of 2.0 years.

During the years ended March 31, 2019, 2020 and 2021, the Company recognized share-based compensation expense of RMB22,137 million, RMB25,651 million and RMB28,934 million, respectively, in connection with the above RSUs.

8.    Share-based awards (Continued)

(b)  Share options relating to ordinary shares of the Company

A summary of the changes in the share options relating to ordinary shares granted by the Company during the year ended March 31, 2021 is as follows:

			Weighted
		Weighted	average
	Number	average	remaining
	of share	exercise	contractual
	options	price	life
		US$	(in years)
Outstanding as of April 1, 2020	6,393,303	87.81	3.4
Exercised	(416,453)	71.54
Outstanding as of March 31, 2021	5,976,850	88.94	2.6
Vested and exercisable as of March 31, 2021	4,458,615	72.36	1.9
Vested and expected to vest as of March 31, 2021 (i)	5,803,822	86.16	2.4

(i)	Share options expected to vest are the result of applying the pre-vesting forfeiture rate assumptions to total outstanding share options.

As of March 31, 2021, the aggregate intrinsic value of all outstanding options was RMB5,405 million. As of the same date, the aggregate intrinsic value of options that were vested and exercisable and options that were vested and expected to vest was RMB4,518 million and RMB5,355 million, respectively.

During the years ended March 31, 2019, 2020 and 2021, the weighted average grant date fair value of share options granted was nil, US$57.33 and nil, respectively, and the total grant date fair value of options vested during the same years was RMB311 million, RMB295 million and RMB335 million, respectively. During the same years, the aggregate intrinsic value of share options exercised was RMB708 million, RMB1,011 million and RMB468 million, respectively.

Cash received from option exercises under the share option plans for the years ended March 31, 2019, 2020 and 2021 was RMB220 million, RMB960 million and RMB205 million, respectively.

8.    Share-based awards (Continued)

(b)  Share options relating to ordinary shares of the Company (Continued)

No share options were granted during the years ended March 31, 2019 and 2021. The fair value of each option granted during the year ended March 31, 2020 is estimated on the date of grant using the Black-Scholes model by applying the assumptions below:

Year ended March 31,
2020
Risk-free interest rate (i)	1.68%
Expected dividend yield (ii)	0%
Expected life (years) (iii)	4.50
Expected volatility (iv)	34.7%

(i)	Risk-free interest rate is based on the yields of United States Treasury securities with maturities similar to the expected life of the share options in effect at the time of grant.
(ii)	Expected dividend yield is assumed to be nil as the Company has no history or expectation of paying a dividend on its ordinary shares.
(iii)	Expected life of share options is based on management’s estimate on timing of exercise of share options.
(iv)	Expected volatility is assumed based on the historical volatility of the Company and the Company’s comparable companies in the period equal to the expected life of each grant.

As of March 31, 2021, there were RMB143 million of unamortized compensation costs related to these outstanding share options, net of expected forfeitures and after re-measurement applicable to the awards granted to non-employees before the adoption of ASU 2018-07 on April 1, 2019. These amounts are expected to be recognized over a weighted average period of 2.7 years.

During the years ended March 31, 2019, 2020 and 2021, the Company recognized share-based compensation expense of RMB181 million, RMB140 million and RMB159 million, respectively, in connection with the above share options.

8.    Share-based awards (Continued)

(c)  Partner Capital Investment Plan relating to ordinary shares of the Company

Beginning in 2013, the Company offered selected members of the Alibaba Partnership rights or interests to acquire restricted shares of the Company. For the rights or interests offered before 2016, these rights or interests and the underlying restricted shares were subject to a non-compete provision, and each right or interest entitles the holder to purchase eight restricted shares at an aggregate price of US$14.50, after the Share Subdivision as detailed in Note 2(a), during a four-year period. Upon the exercise of the rights or interests, the underlying ordinary shares may not be transferred for a period of eight years from the date of subscription of the relevant rights or interests. For the rights or interests offered since 2016, the rights or interests and the underlying restricted shares were subject to certain service provisions that were not related to employment, and each right or interest entitles the holder to purchase eight restricted shares at an aggregate price between US$23.00 and US$26.00, after the Share Subdivision as detailed in Note 2(a), over a period of ten years from the vesting commencement date.

As of March 31, 2021, the number of ordinary shares underlying these rights or interests is 149,957,904 shares, of which 24,889,472 shares underlying these rights or interests were available for offering. The rights or interests offered before 2016 were accounted for as noncontrolling interests of the Company as these rights or interests were issued by the Company’s subsidiaries and classified as equity at the subsidiary level. The rights or interests offered in the subsequent periods were accounted for as share options issued by the Company.

As of March 31, 2021, there were RMB452 million of unamortized compensation costs related to these rights or interests, net of expected forfeitures and after re-measurement applicable to the awards granted to non-employees before the adoption of ASU 2018-07 on April 1, 2019. These amounts are expected to be recognized over a weighted average period of 4.0 years. Share-based compensation expense of RMB409 million, RMB425 million and RMB224 million was recognized in connection with these rights or interests for the years ended March 31, 2019, 2020 and 2021, respectively.

No rights or interests were granted during the year ended March 31, 2021. The fair value of each right or interest to acquire restricted shares during the years ended March 31, 2019 and 2020 is estimated on the subscription date using the Black-Scholes model by applying the assumptions below:

	Year ended March 31,
	2019	2020
Risk-free interest rate (i)	2.94%	1.64%
Expected dividend yield (ii)	0%	0%
Expected life (years) (iii)	8.25	8.25
Expected volatility (iv)	33.0%	33.1%

(i)	Risk-free interest rate is based on the yields of United States Treasury securities with maturities similar to the expected life of the share-based awards in effect at the time of grant.
(ii)	Expected dividend yield is assumed to be nil as the Company has no history or expectation of paying a dividend on its ordinary shares.
(iii)	Expected life of the rights or interests is based on management’s estimate on timing of exercise of the rights or interests.
(iv)	Expected volatility is assumed based on the historical volatility of the Company’s comparable companies in the period equal to expected life of each right or interest.

8.	Share-based awards (Continued)

(d)  Share-based awards relating to Ant Group

Since March 2014, Hangzhou Junhan Equity Investment Partnership (“Junhan”), a major equity holder of Ant Group, has granted share-based awards tied to the valuation of Ant Group to the employees of the Company, which will be settled by Junhan upon disposal of these awards by the holders. Since April 2018 and July 2019, Ant Group has granted RSUs and share appreciation rights tied to the valuation of Ant Group, respectively, to the employees of the Company, both of which will be settled by Ant Group upon vesting or exercise of these awards. In addition, Junhan and Ant Group have the right to repurchase the vested awards (or any underlying equity for the settlement of the vested awards) granted by them, as applicable, from the holders upon an initial public offering of Ant Group or the termination of the holders’ employment with the Company at a price to be determined based on the then fair market value of Ant Group. These awards are generally subject to a four-year vesting schedule as determined by the administrator of the plan. Depending on the nature and the purpose of the grant, these awards generally vest 25% or 50% upon the first or second anniversary of the vesting commencement date, respectively, as provided in the award agreements, and 25% every year thereafter. Awards granted to the senior management members of the Company are generally subject to a vesting period of up to six years.

For accounting purposes, these awards meet the definition of a financial derivative. The cost relating to these awards is recognized by the Company and the related expense is recognized over the requisite service period in the consolidated income statements with a corresponding credit to additional paid-in capital. Subsequent changes in the fair value of these awards are recorded in the consolidated income statements. The expenses relating to the awards granted by Junhan are re-measured at the fair value on each reporting date until their settlement dates. The expenses relating to the awards granted by Ant Group are re-measured at the fair value on each reporting date until their vesting dates or settlement dates.

During the years ended March 31, 2019, 2020 and 2021, the Company recognized expenses of RMB12,855 million, RMB1,261 million and RMB17,315 million, respectively, in respect of the share-based awards relating to Ant Group.

Subsequent to the Company’s initial public offering in 2014, the Company, Junhan and Ant Group agreed that none of them had any obligations to pay any other party any expense relating to the cross-grant of share-based awards. Starting from April 2020, the parties agreed to settle with each other the cost associated with certain share-based awards granted to each other’s employees upon vesting. The settlement amounts under this arrangement depend on the values of Ant Group share-based awards granted to the Company’s employees and the Company’s share-based awards granted to employees of Ant Group, in which the net settlement amount is insignificant to the Company.

(e)   Share-based compensation expense by function

	Year ended March 31,
	2019	2020	2021

	(in millions of RMB)
Cost of revenue	8,915	7,322	11,224
Product development expenses	15,378	13,654	21,474
Sales and marketing expenses	4,411	3,830	5,323
General and administrative expenses	8,787	6,936	12,099
	37,491	31,742	50,120